Variable Interest Entities	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Variable Interest Entities
VARIABLE INTEREST ENTITIES
The Company is the primary beneficiary and consolidates two variable interest entities (or "VIEs") in solar energy projects as of September 30, 2014 and December 31, 2013. The carrying amounts and classification of the consolidated VIEs’ assets and liabilities included in the Company's unaudited consolidated balance sheet are as follows:

(In thousands)	September 30, 2014	December 31, 2013
Current assets	$64,963	$2,139
Noncurrent assets	804,855	27,076
Total assets	$869,818	$29,215
Current liabilities	$34,739	$6,129
Noncurrent liabilities	436,045	10,310
Total liabilities	$470,784	$16,439

All of the assets in the table above are restricted for settlement of the VIE obligations, and all of the liabilities in the table above can only be settled using VIE resources.

Predecessor
Variable Interest Entity [Line Items]
Variable Interest Entities
VARIABLE INTEREST ENTITIES
We are the primary beneficiary of one VIE in a solar energy project that we consolidated as of December 31, 2013. The carrying amounts and classification of our consolidated VIEs’ assets and liabilities included in our consolidated combined balance sheet are as follows:

	As of December 31,
In thousands	2013	2012
Current assets	$2,139	$—
Noncurrent assets	27,076	—
Total assets	$29,215	$—
Current liabilities	$6,129	$—
Noncurrent liabilities	10,310	—
Total liabilities	$16,439	$—

All of the assets in the table above are restricted for settlement of the VIE obligations, and all of the liabilities in the table above can only be settled using VIE resources.